Investment in Associate (Details) - Freedom Carbon Solutions [Member] - DevvStream Corp [Member] - USD ($)			9 Months Ended	12 Months Ended
	Nov. 06, 2024	Oct. 28, 2024	Apr. 30, 2026	Jul. 31, 2025
Investment in Associate [Abstract]
Shares received from investors	2,000,000
Number of shares exchange of shares		200,000
Shares issued for acquisition of associate		2,000,000	2,000,000
Agreement to acquire percentage			50.00%	50.00%
Shares issued for acquisition of associate (in Dollars)			$ 1,220,000	$ 1,220,000
Ownership percentage in LLC			50.00%	50.00%